Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	$ 151.1	$ 251.6
Proceeds from gold prepayment		119.3
Deferred revenue recognized	154.3	235.7
Finance costs	3.2	15.9
Contract liabilities at end of period	0.0	151.1
2022 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	22.6	251.6
Proceeds from gold prepayment		0.0
Deferred revenue recognized	21.9	235.7
Finance costs	(0.7)	6.7
Contract liabilities at end of period	0.0	22.6
2024 Q1 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	65.5	0.0
Proceeds from gold prepayment		59.9
Deferred revenue recognized	66.7	0.0
Finance costs	1.2	5.6
Contract liabilities at end of period	0.0	65.5
2024 Q2 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	63.0	0.0
Proceeds from gold prepayment		59.4
Deferred revenue recognized	65.7	0.0
Finance costs	2.7	3.6
Contract liabilities at end of period	$ 0.0	$ 63.0